Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule Of Securities Excluded From Dilutive Per Share Computation
The following securities have been excluded from the dilutive per share computation as they are antidilutive:

	2013	2012
Stock options	2,410,134	2,294,714
Warrants	13,887,598	14,679,971
Unvested restricted stock	75,450	-